UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:               811-08002

KOREA EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th St
New York, New York 10019

(Address of principal executive offices)

Mr. Yutaka Itabashi
Korea Equity Fund, Inc.
Worldwide Plaza
309 West 49th St
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:         October 31, 2014

Date of reporting period:     November 1, 2013 – January 31, 2014

Item 1.  Schedule of Investments

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
January 31, 2014

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
KOREAN EQUITY SECURITIES
Chemicals
Dongsung Finetec Corporation	151,605	$675,691	$1,423,080	$747,389	1.7
Superconducting materials
Total Chemicals		675,691	1,423,080	747,389	1.7

Electronic Appliances and Components
Samsung Electronics Co., Ltd.	9,328	6,513,438	11,042,014	4,528,576	12.9
Consumer electronics, computers, and telecommunications
SK Hynix Inc	223,980	5,368,607	7,840,160	2,471,553	9.1
Semiconductors
Total Electronic Appliances and Components		11,882,045	18,882,174	7,000,129	22.0

Financing Business
Hana Financial Group Inc	66,330	2,525,632	2,508,898	(16,734)	2.9
Banking-related financial services
Samsung Card Co., Ltd.	45,860	1,622,298	1,478,041	(144,257)	1.7
Credit card services
Shinhan Financial Group Co., Ltd.	84,490	3,202,249	3,566,941	364,692	4.2
Consumer and commercial-related financial services
Total Financing Business		7,350,179	7,553,880	203,701	8.8

Information and Communication
NCsoft Corporation	26,764	4,619,608	4,913,165	293,557	5.7
Online gaming
Total Information and Communication		4,619,608	4,913,165	293,557	5.7

Insurance
Dongbu Insurance Co., Ltd.	77,098	2,967,519	3,835,970	868,451	4.5
Non-life insurance
Samsung Fire & Marine Insurance Co., Ltd.	9,213	1,663,454	2,113,015	449,561	2.5
Non-life insurance
Samsung Life Insurance Co., Ltd.	18,706	1,746,013	1,790,487	44,474	2.0
Life insurance
Total Insurance		6,376,986	7,739,472	1,362,486	9.0

Iron and Steel
Korea Zinc Co., Ltd.	11,360	3,006,203	3,656,010	649,807	4.2
Non-ferrous metals
Total Iron and Steel		3,006,203	3,656,010	649,807	4.2

Other Products
Interojo Co Ltd	89,143	1,283,579	1,768,334	484,755	2.1
Manufactures and sale of contact lens
Lock&Lock Co., Ltd.	93,780	2,077,864	1,925,365	(152,499)	2.2
Plastic food storage
Total Plastic Products		3,361,443	3,693,699	332,256	4.3

Services
CJ O Shopping Co., Ltd.	3,448	998,017	1,284,737	286,720	1.5
Online retail marketing company
Coway Co. Ltd.	54,760	2,353,833	3,514,574	1,160,741	4.1
Manufactures environment-related products
Total Services		3,351,850	4,799,311	1,447,461	5.6

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
January 31, 2014

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Textiles and Apparel
Youngone Corporation	59,094	$1,974,361	$2,106,772	$132,411	$2.5
Outdoor sportswear and shoes
Total Textiles and Apparel		1,974,361	2,106,772	132,411	2.5

Transportation
AJ Rent a Car Co Ltd *	97,090	1,097,804	1,270,518	172,714	1.5
Auto rental company
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	62,100	1,985,423	1,981,347	(4,076)	2.3
Shipbuilding
Total Transportation		3,083,227	3,251,865	168,638	3.8

Transportation Equipment
Hyundai Mobis	31,154	5,567,640	8,931,518	3,363,878	10.4
Automotive service components
Hyundai Motor Company	7,170	1,553,510	1,554,933	1,423	1.8
Passenger cars, trucks, autoparts, and commercial vehicles
Hyundai Motor Company - Preferred	25,635	2,029,344	2,880,444	851,100	3.3
Passenger cars, trucks, autoparts, and commercial vehicles
Hyundai Motor Company - 2nd Preferred	13,246	1,084,458	1,598,619	514,161	1.9
Passenger cars, trucks, autoparts, and commercial vehicles
Kia Motors Corporation	19,279	1,071,164	962,782	(108,382)	1.1
Passenger cars, mini-buses, trucks, and commercial vehicles
Kolao Holdings	52,661	1,120,228	1,093,340	(26,888)	1.3
Retails cars and provides repairs and maintenance
Total Transportation Equipment		12,426,344	17,021,636	4,595,292	19.8

Wholesale
Hyundai Greenfood Co., Ltd.	181,650	2,810,967	3,032,232	221,265	3.5
Wholesale and distributon of food
iMarketKorea Inc.	47,320	1,097,485	1,275,655	178,170	1.5
Maintenance, repair, and operations procurement services
Samchuly Bicycle Co., Ltd.	45,692	746,499	895,830	149,331	1.0
Manufactures and sells bicycles
Total Wholesale		4,654,951	5,203,717	548,766	6.0

TOTAL SOUTH KOREAN EQUITY SECURITIES		$62,762,888	$80,244,781	$17,481,893	93.4

INVESTMENTS IN FOREIGN CURRENCY
South Korea Won
Non-interest bearing account		1,453,033	1,445,554	-7,479
TOTAL INVESTMENTS IN FOREIGN CURRENCY		1,453,033	1,445,554	-7,479	1.7

TOTAL INVESTMENTS		$64,215,921	$81,690,335	$17,474,414	95.1

OTHER ASSETS LESS LIABILITIES, NET			4,222,268		4.9

NET ASSETS			$85,912,603		$100.0

* Non-Income Producing Security

Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $17,934,729.
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $452,836.

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of January 31, 2014

Korean won	1,081.31	=$1.00

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2014.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – (including the Fund’s own assumptions in determining the fair value of investments).

Level	Investments in
Securities
Level 1
Equity Securities	$80,244,781
Foreign Currency	1,445,554
Level 2
Level 3
Total	$81,690,335

During the quarter ended January 31, 2014, there were no transfers between Level 1 and 2 and the Fund did not hold any instruments which used significant observable inputs (Level 3) in determining fair value.

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi, President
        (Principal Executive Officer)

Date:  March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        (Principal Executive Officer)

Date:  March 26, 2014

By:  /s/ Amy J. Marose
        Amy J. Marose, Treasurer
        (Principal Financial Officer)

Date:  March 26, 2014